Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Net product sales	$ 1,529		$ 1,529
Total revenues	1,529		1,529
Cost and expenses:
Cost of sales (excluding amortization of intangible asset)	377		377
Research and development	4,128	$ 4,572	7,609	$ 11,366
Selling, general and administrative	10,142	4,014	17,584	8,143
Amortization of intangible asset	1,255		2,511
Impairment of intangible asset		5,228		5,228
Total cost and expenses	15,902	13,814	28,081	24,737
Operating loss	(14,373)	(13,814)	(26,552)	(24,737)
Other income (expense), net:
Unrealized loss on fair value of warrants	(15,219)		(30,147)
Interest expense	(737)		(1,474)
Foreign exchange (loss) gain	(14)	3	(25)	(44)
Other income (expense), net	60	44	25	(1,246)
Total other income (expense), net	(15,910)	47	(31,621)	(1,290)
Loss before income taxes	(30,283)	(13,767)	(58,173)	(26,027)
Income tax (expense) benefit	92	871	(1,502)	926
Net loss	(30,191)	(12,896)	(59,675)	(25,101)
Net loss attributable to non-controlling interest		55		105
Net loss attributable to Strongbridge Biopharma	(30,191)	(12,841)	(59,675)	(24,996)
Net loss attributable to ordinary shareholders:
Basic and diluted	$ (30,191)	$ (12,841)	$ (59,675)	$ (24,996)
Net loss per share attributable to ordinary shareholders:
Basic and diluted	$ (0.86)	$ (0.61)	$ (1.69)	$ (1.18)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders:
Basic and diluted	35,335,026	21,205,382	35,335,026	21,205,382